Portfolio of Investments
Wanger International, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Australia 4.6%
carsales.com Ltd. Automotive & related industry websites	499,148	5,156,979
Cleanaway Waste Management Ltd. Waste management services	1,931,565	2,544,778
Evolution Mining Ltd. Gold exploration	1,453,000	4,433,082
National Storage REIT Owns self storage facilities	3,224,531	3,907,546
Star Entertainment Group Ltd. (The) Casinos and hotels	1,369,950	4,034,448
Total		20,076,833
Belgium 0.7%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	43,729	3,032,885
Brazil 1.9%
Sul America SA Full service insurance company	364,600	4,188,343
TOTVS SA Software solutions	305,000	4,239,955
Total		8,428,298
Cambodia 1.3%
NagaCorp Ltd. Leisure and tourism company	3,698,000	5,783,969
Canada 3.4%
AG Growth International, Inc. Manufacturer of Augers & Grain Handling Equipment	96,308	3,236,315
CES Energy Solutions Corp.(a) Oil and natural gas industry	1,313,590	2,032,577
Osisko Gold Royalties Ltd. Precious metal royalty and stream company	209,719	1,948,629
Parex Resources, Inc.(b) Oil and gas exploration and production	144,500	2,214,100
Seven Generations Energy Ltd.(b) Oil and gas resources	470,645	2,991,154
Winpak Ltd. Packaging materials and machines for the protection of perishables	71,113	2,355,851
Total		14,778,626
Common Stocks (continued)
Issuer	Shares	Value ($)
China 0.4%
Xiabuxiabu Catering Management China Holdings Co., Ltd. Chain of restaurants in China	1,249,000	1,654,595
Cyprus 0.1%
TCS Group Holding PLC, GDR(c) Online retail financial services	34,786	608,755
Denmark 2.2%
SimCorp AS Global provider of highly specialised software for the investment management industry	106,485	9,352,426
France 2.1%
Akka Technologies High-technology engineering consulting services	98,079	6,754,500
Robertet SA Liquid flavorings, perfumes and associated natural aromatic ingredients	2,930	2,344,069
Total		9,098,569
Germany 5.9%
Corestate Capital Holding SA(b) Real estate investment company	66,700	2,457,249
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	56,779	2,147,454
Eckert & Ziegler Strahlen- und Medizintechnik AG Equipment for the pharmaceutical industry	16,936	2,872,943
Hypoport AG(b) Technology service provider	9,996	2,488,196
Stroeer SE & Co. KGaA Digital multi-channel media company	55,616	4,234,577
Varta AG(b) Manufactures and markets a wide range of industrial, commercial and miniaturized batteries	79,706	7,863,431
Washtec AG Car, truck and railroad car washing systems	66,430	3,421,155
Total		25,485,005
Wanger International | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Wanger International, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.2%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	228,600	2,789,243
Stella International Holdings Ltd. Footwear products	1,359,500	2,116,169
Value Partners Group Ltd. Independent, value oriented asset management group	2,913,000	1,469,294
Vitasoy International Holdings Ltd. Food and beverages	838,000	3,396,785
Total		9,771,491
India 2.4%
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	1,200,905	5,220,529
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	680,255	2,589,493
PI Industries Ltd. Agricultural and fine chemicals and polymers	151,732	2,798,429
Total		10,608,451
Indonesia 1.2%
PT Link Net Tbk High-speed internet connection through fiber optic lines	7,519,100	2,171,773
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	7,184,800	3,101,664
Total		5,273,437
Ireland 1.2%
UDG Healthcare PLC Commercialisation solutions for health care companies	553,372	5,103,249
Italy 4.1%
Amplifon SpA Hearing aids	121,827	2,988,866
Carel Industries SpA Control solutions for HVAC and humidification systems	290,013	4,292,635
Freni Brembo SpA Braking systems and components	545,320	5,316,474
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	76,508	5,353,914
Total		17,951,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 22.7%
Aeon Credit Service Co., Ltd. Credit card company	126,100	1,906,607
Aeon Mall Co., Ltd. Large-scale shopping malls	309,600	4,898,280
Aica Kogyo Co., Ltd. Manufactures adhesives, melamine boards, and housing materials	70,100	2,076,026
Aruhi Corp.(a) Finance services	125,700	2,814,705
Azbil Corp. Provides measurement and control technologies	178,028	4,781,099
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	117,700	4,537,012
Daiseki Co., Ltd. Waste Disposal & Recycling	97,900	2,518,535
Fuji Oil Holdings, Inc. Specialty vegetable oils and fats	162,500	4,726,537
Fuso Chemical Co., Ltd. Manufactures fruit acid and its salts	152,000	3,391,744
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	120,100	3,375,596
Hoshizaki Corp. Commercial Kitchen Equipment	34,600	2,727,396
Invesco Office J-REIT, Inc. Commercial and office buildings	13,850	2,755,567
KH Neochem Co., Ltd. Manufactures and sells petroleum chemical products	133,600	2,927,854
Mandom Corp. Cosmetic products for men and women	172,900	4,306,117
Milbon Co., Ltd. Hair Products for Salons	90,700	4,487,199
Miura Co., Ltd. Industrial boilers and related equipment	94,500	2,650,812
Nakanishi, Inc. Dental Tools & Machinery	118,500	1,872,852
Nihon Unisys Ltd. Computers and peripheral equipment	83,800	2,708,662
NSD Co., Ltd. Computer software development	165,700	4,776,656
Persol Holdings Co., Ltd. Human resource solutions	114,100	2,168,683
SCSK Corp. IT services	45,500	2,141,228

2	Wanger International | Quarterly Report 2019

Portfolio of Investments   (continued)
Wanger International, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seiren Co., Ltd. Advertising services	387,600	4,477,708
Seria Co., Ltd. Operates 100 yen chain stores	142,400	3,465,145
Sohgo Security Services Co., Ltd. Around the clock security services	71,600	3,765,805
Solasto Corp. Medical related contract services	484,800	5,481,492
TechnoPro Holdings, Inc. Medical & electronic design and IT & software development	52,800	3,150,737
Ushio, Inc. Lamps and optical equipment	185,100	2,628,509
Valqua Ltd. Rubber, fiber and resin products	230,400	4,658,149
Yokogawa Electric Corp. Information technology solutions	139,000	2,554,225
Total		98,730,937
Malta 1.3%
Kindred Group PLC Online gambling services	933,758	5,449,961
Mexico 1.1%
Corporación Inmobiliaria Vesta SAB de CV Real estate owner, developer and asset administrator	1,587,600	2,436,026
Qualitas Controladora SAB de CV Insurance holding company	675,266	2,409,660
Total		4,845,686
Netherlands 2.2%
Aalberts NV Industrial services and flow control systems	83,574	3,309,611
Argenx SE, ADR(b) Anitbody based therapies	27,000	3,076,920
IMCD NV Specialty chemicals and food ingredients	43,000	3,177,720
Total		9,564,251
New Zealand 1.1%
Restaurant Brands New Zealand Ltd.(b) Fast food restaurant chains	655,864	4,640,815
Norway 0.2%
Atea ASA(b) Nordic and Baltic supplier of IT infrastructure	65,230	838,888
Philippines 0.5%
Security Bank Corp. Financial products & services	618,000	2,349,705
Common Stocks (continued)
Issuer	Shares	Value ($)
Poland 1.0%
KRUK SA Debt collection services	111,655	4,215,498
Russian Federation 0.8%
TCS Group Holding PLC, GDR Online retail financial services	208,302	3,645,285
Singapore 1.6%
Mapletree Commercial Trust Singapore-focused real estate investment trust	4,271,107	7,080,229
South Africa 1.4%
Clicks Group Ltd. Owns and operates chains of retail stores	160,000	2,271,271
Famous Brands Ltd. Food and beverage company	411,869	2,215,853
PSG Group Ltd. Diversified financial services	127,192	1,773,491
Total		6,260,615
South Korea 3.3%
DoubleUGames Co., Ltd. Online and mobile games	75,420	3,481,587
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	72,324	5,374,394
Korea Investment Holdings Co., Ltd. Financial holding company	85,759	5,387,773
Total		14,243,754
Spain 0.5%
Befesa SA Waste recycling services	65,711	2,347,737
Sweden 5.2%
AddTech AB, Class B High-tech industrial components and systems	189,091	4,914,943
Dustin Group AB IT products and related services	131,692	1,052,854
Sectra AB, Class B(a) Medical and communication systems	88,693	2,922,696
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	339,847	9,649,447
Trelleborg AB, Class B Manufactures and distributes industrial products	285,936	4,008,971
Total		22,548,911

Wanger International | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Wanger International, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 2.6%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	1,025	5,638,786
Inficon Holding AG Vacuum instruments used to monitor and control production processes	4,257	2,760,209
Kardex AG Storage, warehouse and materials handling systems	20,939	2,891,192
Total		11,290,187
Taiwan 4.9%
Basso Industry Corp. Pneumatic nailers and staplers	1,191,000	1,880,404
Getac Technology Corp. Laptops	375,000	564,836
Gourmet Master Co., Ltd. Coffee & bakery cafes	474,960	2,189,332
Grape King Bio Ltd. Beverages, nutrition, pharmaceuticals, syrups and hair care products	336,000	2,002,951
Parade Technologies Ltd. Fabless semiconductor company	244,000	4,242,486
Silergy Corp. High performance analog integrated circuits	96,000	2,380,787
Sinbon Electronics Co., Ltd. Cable, connectors & modems	1,001,000	3,885,199
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	213,565	4,405,054
Total		21,551,049
Thailand 0.6%
Muangthai Capital PCL, Foreign Registered Shares Commercial lending company	1,503,100	2,804,281
Turkey 0.4%
Logo Yazilim Sanayi Ve Ticaret AS(b) Enterprise resource planning software	214,865	1,525,422
United Kingdom 11.9%
Abcam PLC Research-grade antibodies via an online catalog	180,000	2,536,545
Ascential PLC Media and consultancy services	1,302,520	6,072,677
Dechra Pharmaceuticals PLC International veterinary pharmaceuticals	211,921	7,213,716
Common Stocks (continued)
Issuer	Shares	Value ($)
Genus PLC Cattle breeding and agricultural consultancy services	84,000	2,890,840
GW Pharmaceuticals PLC, ADR(b) Cannabinoid prescription medicines	19,248	2,214,097
Intermediate Capital Group PLC Private equity firm	388,857	6,953,369
Rightmove PLC Website that lists properties across Britain	1,220,999	8,261,564
Safestore Holdings PLC Self storage facilities	560,499	4,607,043
Spectris PLC Products for electronic control and process instrumentation sectors	110,000	3,301,958
WH Smith PLC Retails books, magazines, newspapers, and periodicals	236,284	5,773,625
Zotefoams PLC Cross-linked polyethylene block foams	283,000	1,875,518
Total		51,700,952
United States 1.7%
Inter Parfums, Inc. Fragrances and related products	59,136	4,137,746
Ultragenyx Pharmaceutical, Inc.(b) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	79,713	3,410,122
Total		7,547,868
Total Common Stocks (Cost: $369,641,573)		430,190,509

Securities Lending Collateral 0.8%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.854%(d),(e)	3,308,366	3,308,366
Total Securities Lending Collateral (Cost: $3,308,366)		3,308,366

4	Wanger International | Quarterly Report 2019

Portfolio of Investments   (continued)
Wanger International, September 30, 2019 (Unaudited)
Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.073%(d),(f)	3,646,985	3,646,620
Total Money Market Funds (Cost: $3,646,620)		3,646,620
Total Investments in Securities (Cost: $376,596,559)		437,145,495
Obligation to Return Collateral for Securities Loaned		(3,308,366)
Other Assets & Liabilities, Net		1,925,951
Net Assets		$435,763,080
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2019. The total market value of securities on loan at September 30, 2019 was $3,134,626.
(b)	Non-income producing security.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2019, the total value of these securities amounted to $608,755, which represents 0.14% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	10,107,748	86,669,736	(93,130,499)	3,646,985	68	—	158,781	3,646,620
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger International | Quarterly Report 2019	5